Prepaid expenses and accrued income (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid expenses
Rental costs	kr 211	kr 208	kr 291
Frequency usage	160	129	181
Interest expenses	90
Other prepaid expenses	213	163	273
Total prepaid expenses	674	500	745
Accrued income
Customers	681	457	697
Other telecom operators	497	548	518
Other accrued income	51	56	64
Total accrued income	1,229	1,061	1,279
Total prepaid expenses and accrued income	kr 1,903	kr 1,561	kr 2,024